Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	Aug. 21, 2017	Dec. 31, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Lease term	3 years
Extended lease term	3 years
Future payment of lease		$ 203,401	$ 83,231